5. Financial risk management (Details 2) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 NOK (kr)
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year	$ (329,757)					$ (283,856)
US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year		$ (328,094)					$ (283,804)
Euro
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year | €			€ (600)					€ 8
Norwegian krone
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year | kr					kr (16)					kr (13)
Swiss franc
SummaryOfFinancialRiskManagementLineItems [Line Items]
Decrease in the results of operations for the year | SFr				SFr (1,047)					SFr (47)